Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2024 vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Equity [Abstract]
Common stock, authorized (in shares)	400,000,000	400,000,000
Preferred stock, authorized (in shares)	40,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares issued (in shares)	69,397,648	73,208,586
Common stock, shares outstanding (in shares)	69,397,648	73,208,586
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, voting rights, number of votes per share | vote	1